Income Taxes (Tables)	12 Months Ended
Sep. 30, 2015
Income Tax Disclosure [Abstract]
Components of Income Tax Expense (Benefit)

The provision/(benefit) for income taxes for the year ended September 30, 2015 and 2014 was as follows (assuming a 15% effective tax rate)

	September 30, 2015	September 30, 2014
Current Tax Provision
Federal -
Taxable income	$-	$-
Total current tax provisions	$-	$-
	$-	$-

Deferred Tax Provision
Federal -
Loss carry forwards	$193,592	$263,821
Change in valuation allowance	$-193,592	$-263,821
Total deferred tax provisions	$-	$-

Schedule of Deferred Tax Assets and Liabiliites

The Company had deferred income tax assets as of September 30, 2015 and September 30, 2014 as follows:

	September 30,
	2015	2014
Loss carry forward	$1,290,613	$1,560,122
Less - Valuation allowance	$-1,290,613	$-1,560,122
	$-	$-